Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets (liabilities):
Loss carry-forwards	$ 577,215	$ 293,328
Accrued directors’ compensation	42,635	32,635
Stock-based compensation	10,521
Valuation allowance	(630,371)	(325,963)
Total net deferred tax assets